Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	73,699,993
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	500,236

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 3,625,286	$ 8,347,518
Marketable securities (Notes 5, 6)	479,531	723,449
Deposits, advances and other	330,017	175,293
Total current assets	4,434,834	9,246,260
Property, plant and equipment, net (Note 7)	19,308,431	19,190,792
Total assets	23,743,265	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	835,208	914,977
Accrued interest	64,269	64,269
Convertible notes, current (Note 11)	20,841,727	0
Total current liabilities	21,741,204	979,246
Convertible notes (Note 11)	1,042,000	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	23,795,695	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	284,599,809	283,482,779
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,744,143	19,762,883
Accumulated deficit	(309,535,750)	(302,209,087)
Accumulated other comprehensive income (loss)	(32,235)	211,683
Total shareholders' equity (deficit)	(52,430)	6,419,861
Total liabilities and shareholders' equity	$ 23,743,265	$ 28,437,052

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012
Class A Authorized: Unlimited
Issued and outstanding	73,699,993	72,211,473
Equity Units
Issued and outstanding	500,236	500,236

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	324,233	715,784	459,479	1,856,990	5,965,330
Depreciation	4,224	5,569	9,382	11,662	233,063
Gain on settlement of debt	0	0	0	0	(8,090,399)
Gain on sale of equipment	0	0	0	0	(1,978,105)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,471,921
Amortization of premium on marketable debt securities					175,020
Accretion of convertible notes	941,991	234,073	1,858,273	513,509	4,804,074
Securities received in settlement of litigation	0	0	0	0	(101,482)
Net gain on sale of marketable securities	0	0	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	0	0	433,973
Shares issued for compensation	0	841,448	5,827	1,621,773	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	123,971	(1,421,283)	(160,551)	(1,757,398)	143,242
Net decrease in accounts payable and accrued expenses	(423,935)	(1,802,802)	(79,769)	(332,112)	(2,855,076)
Net cash used in operating activities	(3,149,082)	(6,334,880)	(5,234,022)	(10,722,597)	(56,733,779)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	0	0	13,645	12,839,183
Purchase of marketable securities	0	0	0	0	(1,726,718)
Purchase of property, plant and equipment	(127,021)	(50,010)	(127,021)	(51,719)	(9,833,329)
Proceeds from sales of equipment	0	0	0	450,000	25,650,121
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash provided by (used in) investing activities	(127,021)	(50,010)	(127,021)	411,926	34,989,379
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	535,292	72,825	638,811	81,925	780,175
Restructure fees	0	0	0	0	(2,585,119)
Settlement of convertible notes	0	(16,900,000)	0	(16,900,000)	(33,788,183)
Net cash provided by (used in) financing activities	535,292	(16,827,175)	638,811	(16,818,075)	(35,593,127)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(2,740,811)	(23,212,065)	(4,722,232)	(27,128,746)	(57,337,527)
Cash and cash equivalents - beginning of period	6,366,097	53,760,689	8,347,518	57,677,370	60,962,813
Cash and cash equivalents - end of period	$ 3,625,286	$ 30,548,624	$ 3,625,286	$ 30,548,624	$ 3,625,286

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2011				$ 244,023,265	$ 5,171,603	$ 17,143,278	$ (292,183,986)	$ 41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(10,025,101)
Other comprehensive income								169,941
Stock option compensation						2,682,742
Fair value of options exercised				63,137		(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	6,419,861			283,482,779	5,171,603	19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss							(7,326,663)
Other comprehensive loss								(243,918)
Other comprehensive income	(243,918)
Stock option compensation						459,479
Fair value of options exercised				478,219		(478,219)
Common shares issued for:
Option exercises				638,811
Option exercises (in shares)		1,488,520
Balance at Jun. 30, 2013	$ (52,430)			$ 284,599,809	$ 5,171,603	$ 19,744,143	$ (309,535,750)	$ (32,235)
Balance (in shares) at Jun. 30, 2013		73,699,993	500,236

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Average share price of stock issued for excercisable options	$ 0.43	$ 1.56
Average share price of stock issued for services		$ 3.03

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Income Statement [Abstract]
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities (Note 5)	(164,468)	(250,315)	(243,918)	(267,149)	832,709
Adjustment for realized gains included in net loss	0	0	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	0	0	433,973
Other comprehensive income (loss)	(164,468)	(250,315)	(243,918)	(274,522)	244,990
Comprehensive loss for the period	$ (4,284,034)	$ (5,157,984)	$ (7,570,581)	$ (12,904,170)	$ (62,356,297)

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
OTHER INCOME (LOSS)
Interest	$ 127	$ 12,614	$ 432	$ 13,844	$ 375,285
Litigation settlement	0	0	0	0	1,891,035
Gain on sale of marketable securities	0	0	0	7,373	1,021,692
Loss on impairment of marketable securities	0	0	0	0	(433,973)
Gain on sale of equipment	0	0	0	0	1,978,105
Gain on sale of subsidiaries	0	0	0	0	474,577
Gain on settlement of debt	0	0	0	0	8,090,399
Foreign currency (loss) gain	(23,250)	(8,476)	5,679	(7,163)	(43,168)
Net OTHER INCOME (LOSS)	(23,123)	4,138	6,111	14,054	13,353,952
EXPENSES
Corporate general and administrative	963,367	2,032,392	1,726,840	4,360,535	18,401,959
Exploration	362,910	266,866	614,724	552,263	2,846,373
Legal and accounting	98,778	496,591	328,622	597,979	2,784,165
Venezuelan operations	43,129	129,780	106,936	416,329	3,572,227
Arbitration (Note 3)	1,122,864	179,684	1,561,531	2,866,863	17,927,266
Equipment holding costs	200,995	203,879	411,030	560,411	4,685,065
Write-down of machinery and equipment	0	0	0	0	4,471,921
Total EXPENSES	2,792,043	3,309,192	4,749,683	9,354,380	54,688,976
Loss before interest expense	(2,815,166)	(3,305,054)	(4,743,572)	(9,340,326)	(41,335,024)
Interest expense	(1,304,400)	(1,602,615)	(2,583,091)	(3,289,322)	(21,266,263)
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Net loss per share, basic and diluted	$ (0.06)	$ (0.08)	$ (0.1)	$ (0.21)
Weighted average common shares outstanding	73,486,195	60,281,104	73,113,722	60,148,164

Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2013
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	June 30,	December 31,
	2013	2012
Bank deposits	$2,228,588	$2,981,234
Money market funds	1,396,698	5,366,284
Total	$3,625,286	$8,347,518

At June 30, 2013 and December 31, 2012, the Company had cash of approximately $12,000 and $9,000 respectively, in Venezuela.

Convertible Notes:	6 Months Ended
Jun. 30, 2013
Convertible Notes: [Abstract]
Convertible Notes:

Note 11.        Convertible Notes:

In the first quarter 2012, the Company announced a debt restructuring agreement (the "Restructuring"), which was approved by shareholders in June 2012 and eventually offered to all Holders of the then outstanding debt totaling $85,447,000 (the "Old Notes"). In the fourth quarter 2012 the Restructuring was consummated whereby Holders of an aggregate of $84,405,000 of Old Notes elected to participate in the Restructuring and $1,042,000 of Old Notes declined to participate.

Pursuant to the terms of the Restructuring, the Company paid a total of $16,887,500 cash, issued a total of 12,412,501 Class A common shares, issued modified notes with a face value of $25,315,000 (“Modified Notes”) and issued CVR's totaling 5.468% of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The CVR generally entitles each holder of the Modified Notes to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data.

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. The carrying value of the Old Notes was $84.4 million and the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which was recorded in the 2012 consolidated statement of operations net of costs associated with the restructuring transaction. Management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of Class A common shares of the Company, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs	-	(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
	$16,887,500	$37,185,877	$18,644,918	$1,012,491	$8,089,095

The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Carrying value of Modified Notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	20,025,454
Accretion of modified notes during 2013	1,858,273
Total carrying value of convertible notes as of June 30, 2013	$21,883,727

The Modified Notes and Old Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and subject to certain conditions, may be converted into Class A common shares of the Company, redeemed or repurchased. The Company made interest payments of $0.7 million and $2.8 million during the six months ended June 30, 2013 and 2012, respectively.

The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.

The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.

The covenants in the indenture and supplement, as amended, relating to both the Modified Notes and the Old Notes are generally limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder's exercise of conversion rights and similar provisions or the Company's failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company. The Company is in compliance with all relevant covenants and there have been no events of default.

Expropriation of Brisas Project by Venezuela and Related Arbitration:	6 Months Ended
Jun. 30, 2013
Expropriation of Brisas Project by Venezuela and Related Arbitration: [Abstract]
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 3.        Expropriation of Brisas Project by Venezuela and Related Arbitration:

In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government expropriated the Brisas Project and also effectively deprived the Company of its ability to further develop the Choco 5 Property.

The Company commenced arbitration in October 2009 by filing a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes ("ICSID"), against the Bolivarian Republic of Venezuela ("Respondent") seeking compensation in the arbitration for all of the losses and damages resulting from Venezuela's wrongful conduct (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1) (the “Brisas Arbitration”)). The Company's claim as last updated in its July 2011 Reply totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of the Company's reply) of approximately $400 million. The claim, including accrued interest since the loss to the date of the Tribunal's decision, represents the estimated fair market value of the legal rights to develop the Brisas Project and the value of the Choco 5 Property.

The Company is well advanced in the arbitration process. The Tribunal held an oral hearing on the merits with the Parties in February 2012 and the Parties submitted post-hearing briefs in March, May and June 2012 as requested by the Tribunal.  In July 2012, the Tribunal issued a procedural order requesting both Parties to submit further expert reports addressing certain valuation issues. The expert initial and reply reports for both Parties were filed May 24th and June 28th, 2013, respectively, and on August 5, 2013 the Parties filed final comments on the expert reports.  As oral hearings are limited to addressing evidence already in the record, the Company believes the additional submissions noted above may negate the need for a further oral hearing.  If requested by one of the Parties and confirmed by the Tribunal, the hearing is expected to be held in the fall of 2013.

An ICSID Additional Facility Award is enforceable globally under the New York Convention, an international convention regarding the recognition and enforcement of arbitral awards with over one hundred forty State parties. There are clear, well documented procedures for identifying sovereign assets located in one or more of these States and for enforcing arbitral awards by attaching such assets.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company currently does not accrue a liability for the Bonus Plan as events required for payment under the Plan have not yet occurred.

Pursuant to its recent debt restructuring, the Company issued a CVR which entitles each note holder participating in the Restructuring to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

Fair Value Measurements:	6 Months Ended
Jun. 30, 2013
Fair Value Measurements: [Abstract]
Fair Value Measurements:

Note 6.         Fair Value Measurements:

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value June 30, 2013	Level 1	Level 2	Level 3
Marketable securities	$ 479,531	$ 479,531	-	-

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

KSOP Plan:	6 Months Ended
Jun. 30, 2013
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.          KSOP Plan:

The KSOP Plan, adopted in 1990 for the benefit of employees, is comprised of two parts, (1) a salary reduction component, or 401(k) which includes provisions for discretionary contributions by the Company, and (2) an employee share ownership component, or ESOP. Allocation, if any, of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Company's board of directors. Cash contributions for the plan year 2012 were approximately $169,000. As of June 30, 2013, no contributions had been made for plan year 2013.

Marketable Securities:	6 Months Ended
Jun. 30, 2013
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	June 30,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(243,918)	(256,659)
Fair value at balance sheet date	$479,531	$723,449

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost method. In 2012, declines in the fair value of certain securities were determined to be other than temporary and as a result the Company recognized an impairment loss of $433,973. As of June 30, 2013 and December 31, 2012, marketable securities had a cost basis of $511,766.

New Accounting Policies:	6 Months Ended
Jun. 30, 2013
New Accounting Policies: [Abstract]
New Accounting Policies:

Note 2.         New Accounting Policies:

In February 2013, the FASB issued Accounting Standards Update 2013-02 which contains requirements regarding the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update were effective for reporting periods beginning after December 15, 2012 and did not have a significant impact on the Company's financial statements.

Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	528,384	(494,791)	33,593
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,001,857	$(693,426)	$19,308,431

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

[1] Represents the estimated net realizable value of equipment previously intended for use on the Brisas Project.

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted the Company the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2 million. As of June 30, 2013, the Company had recorded as mineral property a total of $275,010 in option payments.

Shareholder Rights Plan:	6 Months Ended
Jun. 30, 2013
Shareholder Rights Plan: [Abstract]
Shareholder Rights Plan:

Note 10.        Shareholder Rights Plan:

The Company instituted a shareholder rights plan (the "Rights Plan") in 1999. Since the original approval by the shareholders, the Rights Plan and the Rights Plan agreement have been amended and continued from time to time. In June 2012, the shareholders approved certain amendments to the Rights Plan including continuing the Shareholder Rights Plan until June 30, 2015 and providing a one-time exemption of the Large Note Holders (as defined in the Restructuring Agreement) from triggering the Plan as a result of the Restructuring (See Note 11). The Rights Plan is designed to give the Board of Director's time to consider alternatives, allow shareholders time to properly assess the merits of a bid and insure they receive full and fair value for their common shares. One right is issued in respect of each outstanding share. The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company's outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Stock Based Compensation Plans:	6 Months Ended
Jun. 30, 2013
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plans

The shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan Plan"), both of which were terminated as they relate to future stock option grants. The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of June 30, 2013 there were 1,905,355 options available for grant. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the six months ended June 30, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(1,488,520)	0.43	(52,500)	1.56
Options granted	250,000	3.00	1,620,500	2.89
Options outstanding - end of period	5,514,668	$ 2.19	6,753,188	$ 1.77

Options exercisable - end of period	3,895,918	$ 2.32	3,334,788	$ 1.33

The following table relates to stock options at June 30, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.73	69,168	$0.50	$159,312	0.57	69,168	$0.50	$159,312	0.57
$1.82 - $1.82	2,625,000	$1.82	2,572,500	2.51	1,956,250	$1.82	1,917,125	2.51
$1.92 - $1.92	950,000	$1.92	836,000	7.94	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	-	3.59	1,620,500	$2.89	-	3.59
$3.00 - $3.00	250,000	$3.00	-	4.95	250,000	$3.00	-	4.95
$0.29 - $3.00	5,514,668	$2.19	$3,567,812	3.85	3,895,918	$2.32	$2,076,437	3.08

During the six months ended June 30, 2013 and 2012, the Company granted 0.25 million and 1.6 million options, respectively. The Company recorded non-cash compensation expense during 2013 and 2012 of $0.5 million and $1.9 million, respectively, for stock options granted in 2013 and prior periods. As of June 30, 2013, compensation expense of $0.1 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the six months ended June 30, 2013 and 2012 was calculated at $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2013	2012
Risk free interest rate	0.34%	0.29%
Expected term	2.0 years	2.9 years
Expected volatility	59%	65%
Dividend yield	nil	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Restricted Stock

 During the six months ended June 30, 2012, the Company issued 0.7 million shares of restricted stock to employees and directors of the Company. No shares have been issued in 2013. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during the six months ended June 30, 2013 and 2012 of $5,827 and $1,621,773, respectively, for stock granted in 2012 and prior periods. Future issuance of restricted stock is currently not provided for in the 2012 Plan.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of June 30, 2013 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.

Subsequent Event:	6 Months Ended
Jun. 30, 2013
Subsequent Event: [Abstract]
Subsequent Event:

Note 12.        Subsequent Event:

On August 14, 2013, the Company announced a non-brokered private placement with certain significant shareholders of the Company for gross proceeds of $5,250,000 consisting of 1,750,000 units of securities of the Company (each, a "Unit") at a price of $3.00 per Unit. Each Unit comprises one Class A common share of the Company and one-half of one Class A common share purchase warrant, with each whole warrant exercisable by the holder for a period of 2 years after its issuance to acquire one Class A common share at a price of $4.00 per share.  The proceeds will be used by the Company for general working capital purposes.

The Company and Significant Accounting Policies:	6 Months Ended
Jun. 30, 2013
The Company and Significant Accounting Policies: [Abstract]
The Company and Significant Accounting Policies:

Note 1.          The Company and Significant Accounting Policies:

The Company. Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

Going Concern. These consolidated financial statements are prepared on a going concern basis, which contemplate the realization of assets and settlement of liabilities in the normal course of business as they come due.

The Company's current activities include continued development of its working interest in the La Tortuga project, executing it's ICSID arbitration claim against Venezuela (including efforts to reach a settlement) and efforts to sell the remaining Brisas Project related assets. The Company has no revenue producing operations at this time and its working capital deficiency, cash burn rate and debt maturity schedule require that the Company seek additional sources of funding to ensure the Company's ability to continue its activities in the normal course.

As of June 30, 2013, the Company had financial resources of cash and marketable securities totaling approximately $4.1 million and Brisas Project related equipment held for disposal with an estimated fair value of approximately $19 million (See Note 7 to the consolidated financial statements). The Company's short-term financial obligations included convertible notes of $25.3 million which mature in June 2014 (See Note 11 to the consolidated financial statements) and accounts payable and accrued expenses due in the normal course of approximately $0.9 million.

On August 14, 2013, the Company announced a private placement for gross proceeds totaling $5,250,000. The private placement consists of 1,750,000 units comprised of one Class A common share and one-half of one Class A common share purchase warrant, with each whole warrant exercisable by the holder for a period of 2 years after its issuance to acquire one Class A common share at a price of $4.00 per share. (See Note 12 Subsequent Event)

To address its longer-term funding requirements primarily the convertible notes due in June 2014, the Company is continuing its efforts to dispose of the remaining Brisas Project related assets, pursue a timely and successful completion of the arbitration claim before ICSID including a possible settlement between the parties and initiate other debt and equity funding alternatives as may be available.

The Company's efforts to address its longer-term funding requirements may be adversely impacted by financial market conditions, industry conditions, regulatory approvals or other unknown or unpredictable conditions and, as a result, there can be no assurance that additional funding will be available or, if available, offered on acceptable terms.  In view of these uncertainties there is substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not reflect potentially material adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations.

Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment, originally purchased for the Brisas Project, which has been adjusted to an estimated net realizable value of $19 million and is not being depreciated. The realizable value of this equipment may be different than management's current estimate. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company maintains the 2012 Equity Incentive Plan (the "2012 Plan") which provides for the grant of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock previously issued as compensation is based on the grant date market value and expensed over the vesting period. The 2012 Plan does not provide for the issuance of restricted stock. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted under the retention plan to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and convertible notes are recorded at amortized cost. The fair value of accounts payable and convertible notes may be less than the carrying value as a result of the Company's credit and liquidity risk.

Contingent Value Rights.  Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies (Policies) [Abstract]
Significant Accounting Policies (Policies) [Abstract]

The Company. Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

Going Concern. These consolidated financial statements are prepared on a going concern basis, which contemplate the realization of assets and settlement of liabilities in the normal course of business as they come due.

The Company's current activities include continued development of its working interest in the La Tortuga project, executing it's ICSID arbitration claim against Venezuela (including efforts to reach a settlement) and efforts to sell the remaining Brisas Project related assets. The Company has no revenue producing operations at this time and its working capital deficiency, cash burn rate and debt maturity schedule require that the Company seek additional sources of funding to ensure the Company's ability to continue its activities in the normal course.

As of June 30, 2013, the Company had financial resources of cash and marketable securities totaling approximately $4.1 million and Brisas Project related equipment held for disposal with an estimated fair value of approximately $19 million (See Note 7 to the consolidated financial statements). The Company's short-term financial obligations included convertible notes of $25.3 million which mature in June 2014 (See Note 11 to the consolidated financial statements) and accounts payable and accrued expenses due in the normal course of approximately $0.9 million.

On August 14, 2013, the Company announced a private placement for gross proceeds totaling $5,250,000. The private placement consists of 1,750,000 units comprised of one Class A common share and one-half of one Class A common share purchase warrant, with each whole warrant exercisable by the holder for a period of 2 years after its issuance to acquire one Class A common share at a price of $4.00 per share. (See Note 12 Subsequent Event)

To address its longer-term funding requirements primarily the convertible notes due in June 2014, the Company is continuing its efforts to dispose of the remaining Brisas Project related assets, pursue a timely and successful completion of the arbitration claim before ICSID including a possible settlement between the parties and initiate other debt and equity funding alternatives as may be available.

The Company's efforts to address its longer-term funding requirements may be adversely impacted by financial market conditions, industry conditions, regulatory approvals or other unknown or unpredictable conditions and, as a result, there can be no assurance that additional funding will be available or, if available, offered on acceptable terms.  In view of these uncertainties there is substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not reflect potentially material adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations.

Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment, originally purchased for the Brisas Project, which has been adjusted to an estimated net realizable value of $19 million and is not being depreciated. The realizable value of this equipment may be different than management's current estimate. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company maintains the 2012 Equity Incentive Plan (the "2012 Plan") which provides for the grant of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock previously issued as compensation is based on the grant date market value and expensed over the vesting period. The 2012 Plan does not provide for the issuance of restricted stock. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted under the retention plan to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and convertible notes are recorded at amortized cost. The fair value of accounts payable and convertible notes may be less than the carrying value as a result of the Company's credit and liquidity risk.

Contingent Value Rights.  Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2013
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2013	2012
Bank deposits	$2,228,588	$2,981,234
Money market funds	1,396,698	5,366,284
Total	$3,625,286	$8,347,518

Convertible Notes: (Tables)	6 Months Ended
Jun. 30, 2013
Convertible Notes: [Abstract]
Summary Restructuring

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. The carrying value of the Old Notes was $84.4 million and the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which was recorded in the 2012 consolidated statement of operations net of costs associated with the restructuring transaction. Management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of Class A common shares of the Company, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs	-	(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
	$16,887,500	$37,185,877	$18,644,918	$1,012,491	$8,089,095

Carrying value of notes

The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Carrying value of Modified Notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	20,025,454
Accretion of modified notes during 2013	1,858,273
Total carrying value of convertible notes as of June 30, 2013	$21,883,727

Fair Value Measurements: (Tables)	6 Months Ended
Jun. 30, 2013
Fair value measurements [Abstract]
Fair value measurements

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value June 30, 2013	Level 1	Level 2	Level 3
Marketable securities	$ 479,531	$ 479,531	-	-

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2013
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	June 30,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(243,918)	(256,659)
Fair value at balance sheet date	$479,531	$723,449

Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	528,384	(494,791)	33,593
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,001,857	$(693,426)	$19,308,431

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2013
Stock Based Compensation Plans: [Abstract]
Share option transactions

Share option transactions for the six months ended June 30, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(1,488,520)	0.43	(52,500)	1.56
Options granted	250,000	3.00	1,620,500	2.89
Options outstanding - end of period	5,514,668	$ 2.19	6,753,188	$ 1.77

Options exercisable - end of period	3,895,918	$ 2.32	3,334,788	$ 1.33

Options outstanding and exercisable

The following table relates to stock options at June 30, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.73	69,168	$0.50	$159,312	0.57	69,168	$0.50	$159,312	0.57
$1.82 - $1.82	2,625,000	$1.82	2,572,500	2.51	1,956,250	$1.82	1,917,125	2.51
$1.92 - $1.92	950,000	$1.92	836,000	7.94	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	-	3.59	1,620,500	$2.89	-	3.59
$3.00 - $3.00	250,000	$3.00	-	4.95	250,000	$3.00	-	4.95
$0.29 - $3.00	5,514,668	$2.19	$3,567,812	3.85	3,895,918	$2.32	$2,076,437	3.08

Weighted average assumptions

The weighted average grant date fair value of options granted during the six months ended June 30, 2013 and 2012 was calculated at $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2013	2012
Risk free interest rate	0.34%	0.29%
Expected term	2.0 years	2.9 years
Expected volatility	59%	65%
Dividend yield	nil	nil

Cash and Cash Equivalents: (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents: [Abstract]
Bank deposits	$ 2,228,588	$ 2,981,234
Money market funds	1,396,698	5,366,284
Total	$ 3,625,286	$ 8,347,518

Cash and Cash Equivalents: (Details Text) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash And Cash Equivalents Details Text [Abstract]
Cash in Venezuela	$ 12,000	$ 9,000

Convertible Notes: (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Convertible Notes Details [Abstract]
Cash paid to restructure notes	$ 16,887,500
Equity issued to restructure notes	37,858,125
New notes issued to restructure notes	19,302,688
CVR issued to restructure notes	1,030,794
Gain on restructured notes	9,325,893
Total: Restructured notes	84,405,000
Equity: Restructuring costs	(672,248)
Notes: Restructuring costs	(657,770)
CVR: Restructuring costs	(18,303)
Gain: Restructuring costs	(1,236,798)
Total: Restructuring costs	2,585,119
Net Cash	16,887,500
Net Equity	37,185,877
Net Notes	18,644,918
Net CVR	1,012,491
Net Gain	$ 8,089,095

Convertible Notes: (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes Details 2 [Abstract]
Carrying value of Modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	1,042,000	20,025,454
Accretion of modified notes during 2013	1,858,273
Total carrying value of convertible notes as of June 30, 2013	$ 21,883,727

Convertible Notes: (Details Text) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Convertible Notes Details Text [Abstract]
Outstanding debt prior to restructuring			$ 85,447,000
Declined to participate in restructuring			1,042,000
Elected to participate in restructuring			84,405,000
Cash paid in restructuring			16,887,500
Shares issued in restructuring			12,412,501
Modified notes issued in restructuring			25,315,000
CVR % of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data			5.47%
Carrying value of the Old Notes			84,400,000
Fair value of the aggregate consideration given in restructuring			75,100,000
Gain on restructuring transaction			9,300,000
Management's estimate of the fair value of the cash consideration given in restructuring			16,900,000
Management's estimate of the fair value of the Class A common shares consideration given in restructuring			37,900,000
Management's estimate of the fair value of the modified notes consideration given in restructuring			19,300,000
Management's estimate of the fair value of the CVR consideration given in restructuring			1,000,000
Modified Notes and Old Notes interest rate			5.50%
Interest payments	$ 700,000	$ 2,800,000
Modified Notes conversion provisions	The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.
Old Notes conversion provisions	The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.

Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Expropriation of Brisas Project by Venezuela and Related Arbitration: [Abstract]
Fair market value of claim including interest	$ 2,100
Interest included in claim	400
Bonus % of the first $200 million	1.00%
Bonus % thereafter	5.00%
Pool for initial bonus rate	$ 200
Maximum aggregate amount of proceeds	5.47%

Fair Value Measurements: (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 479,531	$ 723,449	$ 892,271
Marketable securities fair value total	$ 479,531	$ 723,449	$ 892,271

KSOP Plan: (Details Text) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ksop Plan Details Text [Abstract]
Cash contributions to the plan	$ 0	$ 169,000

Marketable Securities: (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 723,449	$ 892,271
Acquisitions		101,482
Dispositions, at cost		(6,272)
Realized gain		(7,373)
Unrealized loss	(243,918)	(256,659)
Fair value at balance sheet date	$ 479,531	$ 723,449

Marketable Securities: (Details Text) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 0	$ 0	$ 0	$ 0	$ 433,973	$ 433,973
Marketable securities cost basis	$ 511,766		$ 511,766		$ 511,766	$ 511,766

Property, Plant and Equipment: (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	528,384	526,363
Accumulated Depreciation: Furniture and office equipment	(494,791)	(485,409)
Net: Furniture and office equipment	33,593	40,954
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	275,010	150,010
Net: Mineral property	275,010	150,010
Total Cost	20,001,857	19,874,836
Total Accumulated Depreciation	(693,426)	(684,044)
Total Net Property, Plant and Equipment	$ 19,308,431	$ 19,190,792

Property, Plant and Equipment: (Details Text) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Property Plant And Equipment Details Text [Abstract]
% interest option agreement gives company right to earn in La Tortuga	51.00%
Aggregate option payments required for company to acquire undivided interest in La Tortuga	$ 650
Aggregate exploration expenditures required for company to acquire undivided interest in La Tortuga	3,000
Additional % interest company may earn	9.00%
Additional payment due to earn additional interest	2,000
Option payments made as of balance sheet date	$ 275

Shareholder Rights Plan: (Details Text)	Jun. 30, 2013
Shareholder Rights Plan Details Text [Abstract]
Summary of Shareholder Rights Plan	The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company’s outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Stock Based Compensation Plans: (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Stock Based Compensation Plans Details [Abstract]
Options outstanding - beginning of period	6,753,188	5,185,188
Weighted Average Exercise Price: Options Outstanding	$ 1.77	$ 1.42	$ 0.5
Options exercised	(1,488,520)	(52,500)
Weighted Average Exercise Price: Options Exercised	$ 0.43	$ 1.56
Options granted	250,000	1,620,500
Weighted Average Exercise Price: Options Granted	$ 3	$ 2.89
Options outstanding - end of period	5,514,668	6,753,188
Weighted Average Exercise Price: Options outstanding - end of period	$ 2.19	$ 1.77
Options exercisable - end of period	3,895,918	3,334,788
Weighted Average Exercise Price: Options exercisable - end of period	$ 2.32	$ 1.33

Stock Based Compensation Plans: (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Plans Details 2 [Abstract]
Outstanding Options Number: $0.29 - $0.73	69,168
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.5	$ 1.77	$ 1.42
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.73	$ 159,312
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	208 days
Exercisable Options Number: $0.29 - $0.73	69,168
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.5
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.73	159,312
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	208 days
Outstanding Options Number: $1.82 - $1.82	2,625,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	2,572,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 186 days
Exercisable Options Number: $1.82 - $1.82	1,956,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	1,917,125
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 186 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	836,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 343 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 215 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 215 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 347 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 347 days
Outstanding Options Number: $0.29 - $3.00	5,514,668
Outstanding Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.19
Outstanding Options Aggregate Intrinsic Value: $0.29 - $3.00	3,567,812
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 310 days
Exercisable Options Number: $0.29 - $3.00	3,895,918
Exercisable Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.32
Exercisable Options Aggregate Intrinsic Value: $0.29 - $3.00	$ 2,076,437
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 29 days

Stock Based Compensation Plans: (Details 3)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.34%	0.29%
Expected term	2 years	2 years 329 days
Expected volatility	59.00%	65.00%
Dividend yield	0.00%	0.00%

Stock Based Compensation Plans: (Details Text) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock Based Compensation Plans Details Text [Abstract]
Percent of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Maximum terms of options	10 years
Options available for grant	1,905,355,000
Option grants	250,000	1,600,000
Non-cash compensation expense	$ 500,000	$ 1,900,000
Remaining compensation expense related to unvested options	100,000
Weighted average grant date fair value of options granted	$ 0.98	$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	1,621,773
Retention units held by officers and directors	1,457.5
Retention units held by other employees	315
Minimum value of retention units	$ 7,700,000

Subsequent Event: (Details Text) (USD $)	Aug. 14, 2013
Subsequent Event Details Text [Abstract]
Announced private placement gross proceeds	$ 5,250,000
Private placement units	1,750,000
Private placement unit price	$ 3
Warrant term	2 years
Warrant exercise price	$ 4

The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, except Per Share data, unless otherwise specified	Aug. 14, 2013	Jun. 30, 2013
The Company and Significant Accounting Policies: [Abstract]
Cash and marketable securities		$ 4.1
Fair value of equipment		19
Convertible notes		25.3
Accounts payable and accrued expense		0.9
Announced private placement gross proceeds	5.25
Private placement units	1.75
Private placement warrant exercise price	$ 4
Private placement warrant term	2 years
Equipment		29
Net realizable value of equipment		$ 19